Jun. 29, 2021
iShares Intermediate Government/Credit Bond ETF
iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF Ticker: GVI Stock Exchange: Cboe BZX
Investment Objective
The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, supranational and local authority debt) and investment-grade (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)) U.S. corporate bonds that have a remaining maturity of greater than one year and less than ten years. As of February 28, 2021, there were 5,318 issues in the Underlying Index. As of February 28, 2021, a significant portion of the Underlying Index is represented by U.S. Treasury securities. The components of the Underlying Index are likely to change over time. The Underlying Index consists of U.S. government, government-related and investment-grade U.S. credit securities that have greater than one year and less than ten years remaining to maturity and have $300 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country's currency but are traded outside of that country in a different monetary and regulatory system (e.g., Eurobonds). The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month. BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received). The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor. Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes. Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features. Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class. Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation. Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests. Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in, or which are exposed to, the affected region. Income Risk. The Fund's income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds. Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition. Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund's NAV. Other infectious illness outbreaks in the future may result in similar impacts. Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low interest rate environment heightens the risks associated with rising interest rates. Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results. Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks. Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets. Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure. Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline. Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Year by Year Returns (Years Ended December 31)
The best calendar quarter return during the periods shown above was 2.77% in the 2nd quarter of 2020; the worst was -2.11% in the 4th quarter of 2016.Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2020)